Fair Value Measurements (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Summary of Information About Assets Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$402,674,662	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$24,820,830	$—	$—
Derivative liabilities - Private Placement Warrants	$—	$—	$12,931,000
Derivative liabilities - Forward Purchase Agreement s	$—	$—	$3,500,000
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$402,578,522	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$27,504,170	$—	$—
Derivative liabilities - Private Placement Warrants			$14,070,000
Derivative liabilities - Forward Purchase Agreements	$—	$—	$8,100,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices	Significant Other	Significant Other
	in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$402,578,522	$—	$—
Liabilities:
Derivative warrant liabilities	$27,504,170	$—	$14,070,000
Deriviative liabilities - Forward purchase agreements	$—	$—	$8,100,000

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants/ Forward Purchase Agreement
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	As of December 31, 2020	As of March 31, 2021
Volatility	21.75%	24.25%
Stock price	$11.00	$10.11
Expected life of the options to convert	5.647	5.297
Risk-free rate	0.469%	0.980%
Dividend yield	0.00%	0.00%

Change in Fair Value of Derivative Liabilities

The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the period from August 31, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative liabilities at August 31, 2020 (inception)	$—
Issuance of Public and Private Warrants and forward purchase agreements - Level 3	25,481,000
Transfer of Public Warrants to Level 1 measurement	(16,905,000)
Change in fair value of derivative liabilities - Level 3	13,594,000
Derivative liabilities at Level 3, December 31, 2020	$22,170,000

Summary of Fair Value of the Derivative Liabilities Utilizing Level 3 Measurements
The change in the fair value of the derivative liabilities
utilizing Level 3 measurements for
 the three months ended March 31, 2021 is summarized as follows:

Derivative liabilities at Level 3 at December 31, 2020	$22,170,000
Change in fair value of derivative liabilities	(5,739,000)

Derivative liabilities at Level 3 at March 31, 2021	$16,431,000

Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants/ Forward Purchase Agreement

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	As of October 23, 2020	As of December 31, 2020
Volatility	21.00%	21.75%
Stock price	$10.00	$11.00
Expected life of the options to convert	5.833	5.647
Risk-free rate	0.460%	0.469%
Dividend yield	0.0%	0.0%

Forward Purchase Agreement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants/ Forward Purchase Agreement
The following table provides quantitative Level 3 fair value measurement inputs at their measurement dates for the forward purchase agreements:

	As of December 31, 2020	As of March 31, 2021
Risk-free rate	0.093%	0.037%
Term	0.647	0.297

The following table provides quantitative Level 3 fair value measurement inputs at their measurement dates for the forward purchase agreement:

	As of October 23, 2020	As of December 31, 2020
Risk-free rate	0.117%	0.93%
Term	0.833	0.647